Form N-1A Supplement	Feb. 02, 2026
BNY Mellon High Yield Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

BNY MELLON INVESTMENT FUNDS III

-BNY Mellon High Yield Fund

Supplement to Current Summary Prospectus and Prospectus

Alcentra NY, LLC, the fund's sub-adviser, has changed its name to BSP NY LLC. Accordingly, effective immediately, all references to Alcentra NY, LLC and Alcentra in the Summary Prospectus and Prospectus are replaced with BSP NY LLC and BSP, respectively.